Consolidated Statements of Operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock-based compensation expense	$ 12,000	$ 7,800	$ 5,900
Cost of Sales [Member]
Stock-based compensation expense	503	704	735
Selling, general and administrative [Member]
Stock-based compensation expense	10,675	6,767	4,875
Research and Development [Member]
Stock-based compensation expense	780	368	320
Discontinued Operations [Member]
Stock-based compensation expense	$ 3,410	$ 3,135	$ 3,178